INVESTMENTS IN ASSOCIATES - Summarised balance sheet (Details) $ in Millions		12 Months Ended
	Feb. 12, 2021	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Summarised balance sheet
Non-current assets		$ 6,348	$ 6,080
Current assets		4,664	3,219
Non-current liabilities		(4,045)	(2,594)
Current liabilities		(1,688)	(1,564)
Net equity attributable to owners		5,279	5,141	$ 4,874	$ 4,644
Group's carrying amount of investment		$ 108	$ 103
Number of associates | item		2	1
Bioventus
Summarised balance sheet
Non-current assets		$ 283	$ 297
Current assets		210	183
Non-current liabilities		(223)	(241)
Current liabilities		(117)	(87)
Net assets		153	152
Non-controlling interest		(1)	(10)
Net equity attributable to owners		152	142
Group's share of net assets		72	70
Group adjustments		33	30
Group's carrying amount of investment		$ 105	$ 100
Percentage of associate held	38.00%	47.60%	49.00%
Cash distribution received		$ 9	$ 3
Other associates
Summarised balance sheet
Group's carrying amount of investment		$ 3	$ 3